Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Cash And Cash Equivalents [Line Items]
Interest bearing fixed deposits ,Effective Interest rate	0.20%	2.50%
Tenure of fixed deposits	7 days	7 days
Top of range [member]
Cash And Cash Equivalents [Line Items]
Interest bearing fixed deposits ,Effective Interest rate	5.50%	5.00%
Tenure of fixed deposits	62 days	30 days